Long-term bank loans (Details) - USD ($)		12 Months Ended
		Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Total		$ 512,349,557		$ 318,125,170
Less: current portion of long-term bank loans		(501,330,611)		(82,240,161)
Total long-term bank loans		11,018,946		235,885,009
Restricted cash		566,675,697		328,499,059
Equity Method Investment, Ownership Percentage			25.00%
Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Less: current portion of long-term bank loans		(501,330,611)
Total long-term bank loans		11,018,946
Real estate properties under development securing long term loans		399,622		0
Land use right securing long-term bank loan		$ 114,610,709		$ 103,643,167
Loans payable, weighted average interest rate		5.43%		5.07%
Bank of Bohai [Member]
Debt Instrument [Line Items]
Restricted cash		$ 1,366,655		$ 0
Minimum [Member] | Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Debt Instrument Prime Rate Range		100.00%
Maximum [Member] | Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Debt Instrument Prime Rate Range		139.00%
Loan from ICBC [Member]
Debt Instrument [Line Items]
Total		$ 289,960,516		144,154,534
Loan from ICBC [Member] | Loan from ICBC, Due December 26, 2021, at 6.175% per annum [Member]
Debt Instrument [Line Items]
Total	[1]	$ 147,938,539		144,154,534
Maturity date		Dec. 26, 2021
Stated rate		6.175%
Loan from ICBC [Member] | Loan from ICBC, Due December 22, 2021, at 6.175% per annum [Member]
Debt Instrument [Line Items]
Total	[1]	$ 73,970,800		0
Maturity date		Dec. 22, 2021
Stated rate		6.175%
Loan from ICBC [Member] | Loan from ICBC, Due December 30, 2021, at 6.60% per annum [Member]
Debt Instrument [Line Items]
Total	[1]	$ 68,051,177		0
Maturity date		Dec. 30, 2021
Stated rate		6.60%
Loan from China Guangfa Bank [Member]
Debt Instrument [Line Items]
Total		$ 23,231,612		4,612,945
Loan from China Guangfa Bank [Member] | Zhengzhou Kangshengboda Real Estate Co., Ltd. ("Zhengzhou Kangshengboda") [Member]
Debt Instrument [Line Items]
Less: current portion of long-term bank loans		(3,672,982)
Loan from China Guangfa Bank [Member] | Loan from China Guangfa Bank, Due December 15, 2018, at 4.75% per annum [Member]
Debt Instrument [Line Items]
Total	[1]	$ 8,539,683		4,612,945
Maturity date		Dec. 15, 2018
Stated rate		4.75%
Loan from China Guangfa Bank [Member] | Loan from China Guangfa Bank, Due October 20, 2019, at 6.4125% per annum [Member]
Debt Instrument [Line Items]
Total	[2]	$ 14,691,929		0
Maturity date		Oct. 20, 2019
Stated rate		6.4125%
Loan from Bank of China [Member]
Debt Instrument [Line Items]
Total		$ 45,912,276		43,246,360
Loan from Bank of China [Member] | Loan from Bank of China, Due March 27, 2018, at 5.23% per annum [Member]
Debt Instrument [Line Items]
Total	[3]	$ 22,956,138		43,246,360
Maturity date		Mar. 27, 2018
Stated rate		5.23%
Loan from Bank of China [Member] | Loan from Bank of China, Due July 6, 2020, at 5.46% per annum [Member]
Debt Instrument [Line Items]
Total	[1]	$ 22,956,138		0
Maturity date		Jul. 06, 2020
Stated rate		5.46%
Loan from Bank of Bohai [Member] | Loan from Bank of Bohai, Due March 14, 2019 at 5.415% per annum [Member]
Debt Instrument [Line Items]
Total	[4]	$ 39,025,435		42,525,587
Maturity date		Mar. 14, 2019
Stated rate		5.415%
Loan from Bank of Beijing [Member]
Debt Instrument [Line Items]
Total		$ 49,374,063		18,740,089
Loan from Bank of Beijing [Member] | Loan from Bank of Beijing, Due October 31, 2019 at 6.175% per annum [Member]
Debt Instrument [Line Items]
Total	[3]	$ 0		18,740,089
Maturity date		Oct. 31, 2019
Stated rate		6.175%
Loan from Bank of Beijing [Member] | Loan from Bank of Beijing, Due February 14, 2020 at 4.75% per annum [Member]
Debt Instrument [Line Items]
Total	[1]	$ 49,374,063		0
Maturity date		Feb. 14, 2020
Stated rate		4.75%
Loan from The Bank of East Asia [Member]
Debt Instrument [Line Items]
Total		$ 64,845,655		64,845,655
Restricted cash		38,719,354		36,471,097
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due April 26, 2018, at 1.25% plus 3 month LIBOR [Member]
Debt Instrument [Line Items]
Total	[5]	$ 13,250,000		13,250,000
Maturity date		Apr. 26, 2018
Stated rate		1.25%
Restricted cash		$ 14,944,446		13,168,517
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due June 1, 2018, at 1.25% plus 3 month LIBOR [Member]
Debt Instrument [Line Items]
Total	[5]	$ 9,675,655		9,675,655
Maturity date		Jun. 01, 2018
Stated rate		1.25%
Restricted cash		$ 10,911,818		9,802,508
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due June 5, 2018, at 1.25% plus 3 month LIBOR [Member]
Debt Instrument [Line Items]
Total	[5]	$ 10,000,000		10,000,000
Maturity date		Jun. 05, 2018
Stated rate		1.25%
Restricted cash		$ 11,279,116		10,090,817
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due August 15, 2018, at 1.25% plus 3 month LIBOR [Member]
Debt Instrument [Line Items]
Total	[5]	$ 20,000,000		20,000,000
Maturity date		Aug. 15, 2018
Stated rate		1.25%
Restricted cash		$ 22,558,232		20,498,775
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due August 30, 2018, at 1.10% plus 3 month LIBOR [Member]
Debt Instrument [Line Items]
Total	[5]	$ 9,700,000		9,700,000
Maturity date		Aug. 30, 2018
Stated rate		1.10%
Restricted cash		$ 10,939,365		9,949,546
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due September 19, 2018, at 1.10% plus 3 month LIBOR [Member]
Debt Instrument [Line Items]
Total	[5]	$ 2,220,000		2,220,000
Maturity date		Sep. 19, 2018
Stated rate		1.10%
Restricted cash		$ 2,503,750		$ 2,277,642
Zhengzhou Kangshengboda [Member]
Debt Instrument [Line Items]
Equity Method Investment, Ownership Percentage		100.00%

[1]	Pursuant to the loan contracts, if the Group achieves an agreed upon sales target from the sales of the underlying real estate properties under development, the Group has an obligation to repay the loan before the maturity date. Therefore, the respective current portions of these loans have been classified as current liabilities as of December 31, 2017.
[2]	Pursuant to the agreements with China Guangfa Bank this long-term bank loan is secured by the Group’s 100% equity interest of Zhengzhou Kangshengboda. According to the repayment schedule, US$3,672,982 will be due within the next 12 months and has been classified as current liabilities as of December 31, 2017.
[3]	These loans were paid in full or partially repaid in 2017.
[4]	Pursuant to the agreement with Bank of Bohai, the debt is secured by US$1,366,655 restricted cash (December 31, 2016: Nil) and partially repaid in 2017.
[5]	Pursuant to the loan contract with The Bank of East Asia, these six loans from The Bank of East Asia, amounting to US$13.3 million, US$9.7 million, US$10.0 million, US$20.0 million, US$9.7 million and US$2.2 million respectively, are denominated in US$ and are secured by restricted cash of US$14,944,446 (December31, 2016: US$13,168,517), US$10,911,818 (December31, 2016:US$9,802,508), US$11,279,116 (December31, 2016: US$10,090,817), US$22,558,232 (December 31, 2016: US$20,498,775), US$10,939,365 (December 31, 2016: US$9,949,546), and US$2,503,750 (December 31, 2016: US$2,277,642), respectively.